Quarterly Holdings Report
for
Fidelity® Series Corporate Bond Fund
November 30, 2025
XBC-NPRT1-0126
1.9891233.107
Asset-Backed Securities - 0.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.9%
DB Master Finance LLC Series 2025-1A Class A2I, 4.891% 8/20/2055 (b)	460,000	463,281
DB Master Finance LLC Series 2025-1A Class A2II, 5.165% 8/20/2055 (b)	375,000	377,624
Jersey Mike's Funding Series 2024-1A Class A2, 5.636% 2/15/2055 (b)	387,075	395,628
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (b)	375,210	388,708
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (b)	719,730	727,919
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (b)	427,680	437,199
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (b)	527,670	525,933
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (b)	550,440	548,413
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (b)	903,870	898,525
Taco Bell Fdg LLC Series 2025-1A Class A2I, 4.821% 8/25/2055 (b)	805,000	806,294
Taco Bell Fdg LLC Series 2025-1A Class A2II, 5.049% 8/25/2055 (b)	2,100,000	2,104,965
TOTAL UNITED STATES		7,674,489
TOTAL ASSET-BACKED SECURITIES (Cost $7,625,845)		7,674,489

Commercial Mortgage Securities - 0.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.4%
ELP Series 2025-ELP Class A, 4.6039% 11/13/2042 (b)	380,000	381,680
ELP Series 2025-ELP Class B, 4.8475% 11/13/2042 (b)(c)	2,114,000	2,123,286
Int Commercial Mortgage Trust Series 2025-PLAZA Class A, 4.8788% 11/5/2037 (b)(c)	331,000	333,715
Int Commercial Mortgage Trust Series 2025-PLAZA Class B, 5.2725% 11/5/2037 (b)(c)	364,000	365,949
TCO Commercial Mortgage Trust Series 2024-DPM Class B, CME Term SOFR 1 month Index + 1.5924%, 5.5514% 12/15/2039 (b)(c)(d)	134,000	134,000
TOTAL UNITED STATES		3,338,630
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $3,322,679)		3,338,630

Foreign Government and Government Agency Obligations - 0.1%
	Principal Amount (a)	Value ($)
MEXICO - 0.1%
United Mexican States 3.25% 4/16/2030	200,000	189,200
United Mexican States 4.5% 4/22/2029	1,000,000	1,004,000
TOTAL MEXICO		1,193,200
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,263,959)		1,193,200

Non-Convertible Corporate Bonds - 88.5%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.3%
Financials - 0.3%
Banks - 0.3%
Commonwealth Bank of Australia 3.784% 3/14/2032 (b)	1,280,000	1,223,751
Westpac Banking Corp 5.405% 8/10/2033 (c)	1,400,000	1,453,183

TOTAL AUSTRALIA		2,676,934
BELGIUM - 1.1%
Consumer Staples - 0.1%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide Inc 4.439% 10/6/2048	500,000	438,524
Anheuser-Busch InBev Worldwide Inc 4.9% 1/23/2031	525,000	545,546
		984,070
Financials - 1.0%
Banks - 1.0%
KBC Group NV 4.932% 10/16/2030 (b)(c)	6,373,000	6,501,585
KBC Group NV 6.324% 9/21/2034 (b)(c)	1,700,000	1,863,042
		8,364,627
TOTAL BELGIUM		9,348,697
BRAZIL - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Vale Overseas Ltd 6.4% 6/28/2054	2,210,000	2,265,338
CANADA - 2.8%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
Rogers Communications Inc 3.8% 3/15/2032	238,000	225,135
Rogers Communications Inc 4.55% 3/15/2052	1,450,000	1,177,941
		1,403,076
Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
Alimentation Couche-Tard Inc 2.95% 1/25/2030 (b)	138,000	130,977
Alimentation Couche-Tard Inc 5.077% 9/29/2035 (b)	2,500,000	2,527,443
		2,658,420
Energy - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Canadian Natural Resources Ltd 2.95% 7/15/2030	1,071,000	1,008,370
Canadian Natural Resources Ltd 6.25% 3/15/2038	3,175,000	3,410,015
Canadian Natural Resources Ltd 6.5% 2/15/2037	2,100,000	2,293,076
Cenovus Energy Inc 2.65% 1/15/2032	159,000	141,719
Cenovus Energy Inc 3.75% 2/15/2052	480,000	341,047
Cenovus Energy Inc 5.25% 6/15/2037	413,000	404,011
Cenovus Energy Inc 5.4% 6/15/2047	39,000	36,118
Cenovus Energy Inc 6.75% 11/15/2039	45,000	50,157
Enbridge Inc 3.4% 8/1/2051	900,000	621,779
Enbridge Inc 4.5% 6/10/2044	250,000	214,793
Enbridge Inc 5.55% 6/20/2035	2,000,000	2,079,783
Enbridge Inc 5.95% 4/5/2054	2,549,000	2,626,734
Enbridge Inc 7.2% 6/27/2054 (c)	900,000	964,634
		14,192,236
Financials - 0.2%
Insurance - 0.2%
Empower Finance 2020 LP 1.776% 3/17/2031 (b)	324,000	289,847
Empower Finance 2020 LP 3.075% 9/17/2051 (b)	540,000	357,269
Intact Financial Corp 5.459% 9/22/2032 (b)	1,117,000	1,156,290
		1,803,406
Utilities - 0.5%
Independent Power and Renewable Electricity Producers - 0.5%
Emera US Finance LP 3.55% 6/15/2026	2,550,000	2,538,706
Emera US Finance LP 4.75% 6/15/2046	1,775,000	1,533,703
		4,072,409
TOTAL CANADA		24,129,547
FRANCE - 0.4%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
TotalEnergies Capital International SA 3.127% 5/29/2050	800,000	547,976
Financials - 0.3%
Banks - 0.3%
BNP Paribas SA 1.323% 1/13/2027 (b)(c)	1,182,000	1,177,702
BNP Paribas SA 2.591% 1/20/2028 (b)(c)	490,000	481,046
BNP Paribas SA 3.052% 1/13/2031 (b)(c)	875,000	828,736
Societe Generale SA 3% 1/22/2030 (b)	430,000	404,949
		2,892,433
TOTAL FRANCE		3,440,409
GERMANY - 1.4%
Financials - 0.1%
Insurance - 0.1%
Allianz SE 5.6% 9/3/2054 (b)(c)	1,200,000	1,229,492
Health Care - 1.1%
Pharmaceuticals - 1.1%
Bayer US Finance II LLC 4.875% 6/25/2048 (b)	1,150,000	973,645
Bayer US Finance LLC 6.5% 11/21/2033 (b)	4,300,000	4,656,098
Bayer US Finance LLC 6.875% 11/21/2053 (b)	3,110,000	3,365,059
		8,994,802
Industrials - 0.1%
Machinery - 0.1%
Daimler Truck Finance North America LLC 2% 12/14/2026 (b)	1,276,000	1,250,359
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
RWE Finance US LLC 5.125% 9/18/2035 (b)	493,000	490,443
TOTAL GERMANY		11,965,096
IRELAND - 2.2%
Financials - 1.1%
Consumer Finance - 1.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	227,000	223,583
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028	237,000	229,436
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032	1,754,000	1,624,792
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.4% 10/29/2033	526,000	477,473
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.85% 10/29/2041	860,000	709,030
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.95% 9/10/2034	1,640,000	1,639,909
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.75% 6/6/2028	1,200,000	1,244,103
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.15% 9/30/2030	1,800,000	1,933,668
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	599,000	616,126
		8,698,120
Industrials - 0.8%
Transportation Infrastructure - 0.8%
Avolon Holdings Funding Ltd 2.528% 11/18/2027 (b)	703,000	680,135
Avolon Holdings Funding Ltd 5.15% 1/15/2030 (b)	1,630,000	1,659,258
Avolon Holdings Funding Ltd 5.75% 3/1/2029 (b)	4,300,000	4,455,740
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (b)	440,000	458,806
		7,253,939
Materials - 0.3%
Containers & Packaging - 0.3%
Smurfit Kappa Treasury ULC 5.438% 4/3/2034	1,700,000	1,765,654
Smurfit Westrock Financing DAC 5.418% 1/15/2035	1,175,000	1,214,794
		2,980,448
TOTAL IRELAND		18,932,507
ISRAEL - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Teva Pharmaceutical Finance Netherlands III BV 6% 12/1/2032	200,000	209,953
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	200,000	207,553

TOTAL ISRAEL		417,506
ITALY - 0.7%
Financials - 0.3%
Banks - 0.3%
Intesa Sanpaolo SpA 5.71% 1/15/2026 (b)	1,126,000	1,127,351
Intesa Sanpaolo SpA 7.2% 11/28/2033 (b)	500,000	573,485
UniCredit SpA 1.982% 6/3/2027 (b)(c)	1,200,000	1,186,483
		2,887,319
Utilities - 0.4%
Electric Utilities - 0.4%
Enel Finance International NV 4.375% 9/30/2030 (b)	1,834,000	1,831,500
Enel Finance International NV 5.5% 6/26/2034 (b)	1,452,000	1,517,287
		3,348,787
TOTAL ITALY		6,236,106
JAPAN - 1.0%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.6%
NTT Finance Corp 4.567% 7/16/2027 (b)	200,000	201,508
NTT Finance Corp 4.62% 7/16/2028 (b)	200,000	202,790
NTT Finance Corp 4.876% 7/16/2030 (b)	302,000	308,528
NTT Finance Corp 5.171% 7/16/2032 (b)	3,300,000	3,402,964
NTT Finance Corp 5.502% 7/16/2035 (b)	1,200,000	1,253,942
		5,369,732
Consumer Staples - 0.4%
Tobacco - 0.4%
Japan Tobacco Inc 5.21% 6/15/2030 (b)	1,500,000	1,561,064
Japan Tobacco Inc 5.856% 6/15/2035 (b)	1,500,000	1,610,789
		3,171,853
TOTAL JAPAN		8,541,585
NETHERLANDS - 0.9%
Consumer Staples - 0.1%
Food Products - 0.1%
JDE Peet's NV 2.25% 9/24/2031 (b)	545,000	476,640
Financials - 0.6%
Banks - 0.6%
ABN AMRO Bank NV 5.515% 12/3/2035 (b)(c)	5,100,000	5,306,824
Cooperatieve Rabobank UA 3.75% 7/21/2026	300,000	298,928
		5,605,752
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
NXP BV / NXP Funding LLC / NXP USA Inc 2.65% 2/15/2032	1,325,000	1,186,306
NXP BV / NXP Funding LLC / NXP USA Inc 4.85% 8/19/2032	250,000	252,223
NXP BV / NXP Funding LLC / NXP USA Inc 5.25% 8/19/2035	720,000	732,217
		2,170,746
TOTAL NETHERLANDS		8,253,138
NORWAY - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Equinor ASA 1.75% 1/22/2026	61,000	60,800
SPAIN - 0.6%
Financials - 0.5%
Banks - 0.5%
Banco Santander SA 2.749% 12/3/2030	1,000,000	912,138
CaixaBank SA 5.673% 3/15/2030 (b)(c)	1,400,000	1,457,804
CaixaBank SA 6.037% 6/15/2035 (b)(c)	1,970,000	2,111,529
		4,481,471
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Atlantica Sustainable Infrastructure Ltd 4.125% 6/15/2028 (b)	928,000	906,853
TOTAL SPAIN		5,388,324
SWITZERLAND - 0.5%
Financials - 0.5%
Capital Markets - 0.5%
UBS Group AG 1.305% 2/2/2027 (b)(c)	800,000	795,792
UBS Group AG 2.095% 2/11/2032 (b)(c)	1,550,000	1,379,354
UBS Group AG 3.091% 5/14/2032 (b)(c)	1,200,000	1,118,621
UBS Group AG 3.126% 8/13/2030 (b)(c)	613,000	588,463
UBS Group AG 4.194% 4/1/2031 (b)(c)	800,000	794,366

TOTAL SWITZERLAND		4,676,596
UNITED KINGDOM - 3.6%
Consumer Staples - 0.7%
Tobacco - 0.7%
BAT Capital Corp 2.259% 3/25/2028	1,225,000	1,175,848
BAT Capital Corp 2.726% 3/25/2031	2,800,000	2,578,617
BAT Capital Corp 5.834% 2/20/2031	468,000	497,370
BAT Capital Corp 6.421% 8/2/2033	1,300,000	1,440,078
		5,691,913
Financials - 2.6%
Banks - 2.6%
Barclays PLC 2.645% 6/24/2031 (c)	450,000	416,541
Barclays PLC 2.894% 11/24/2032 (c)	500,000	455,379
Barclays PLC 5.2% 5/12/2026	1,750,000	1,756,815
Barclays PLC 5.367% 2/25/2031 (c)	1,700,000	1,761,337
Barclays PLC 5.746% 8/9/2033 (c)	349,000	368,857
Barclays PLC 5.785% 2/25/2036 (c)	1,700,000	1,794,573
Barclays PLC 6.692% 9/13/2034 (c)	1,800,000	2,001,743
Barclays PLC 7.437% 11/2/2033 (c)	1,100,000	1,266,008
HSBC Holdings PLC 2.357% 8/18/2031 (c)	1,002,000	914,776
HSBC Holdings PLC 2.848% 6/4/2031 (c)	1,800,000	1,686,050
HSBC Holdings PLC 5.24% 5/13/2031 (c)	1,900,000	1,964,540
HSBC Holdings PLC 7.39% 11/3/2028 (c)	720,000	762,031
Lloyds Banking Group PLC 4.65% 3/24/2026	1,000,000	1,000,561
Lloyds Banking Group PLC 7.953% 11/15/2033 (c)	1,000,000	1,169,330
Standard Chartered PLC 5.005% 10/15/2030 (b)(c)	1,140,000	1,165,339
Standard Chartered PLC 5.545% 1/21/2029 (b)(c)	1,088,000	1,116,706
Standard Chartered PLC 6.228% 1/21/2036 (b)(c)	3,000,000	3,283,537
		22,884,123
Health Care - 0.1%
Health Care Providers & Services - 0.1%
180 Medical Inc 3.875% 10/15/2029 (b)	400,000	388,832
180 Medical Inc 5.3% 10/8/2035 (b)	746,000	743,224
		1,132,056
Industrials - 0.2%
Aerospace & Defense - 0.2%
BAE Systems PLC 5.25% 3/26/2031 (b)	200,000	209,000
BAE Systems PLC 5.3% 3/26/2034 (b)	800,000	834,535
BAE Systems PLC 5.5% 3/26/2054 (b)	264,000	269,866
		1,313,401
Passenger Airlines - 0.0%
British Airways 2021-1 Class A Pass Through Trust equipment trust certificate 2.9% 9/15/2036 (b)	242,062	223,350
TOTAL INDUSTRIALS		1,536,751

TOTAL UNITED KINGDOM		31,244,843
UNITED STATES - 72.7%
Communication Services - 7.2%
Diversified Telecommunication Services - 1.4%
AT&T Inc 2.25% 2/1/2032	650,000	573,256
AT&T Inc 3.65% 9/15/2059	223,000	152,025
AT&T Inc 3.8% 12/1/2057	1,354,000	961,859
AT&T Inc 4.35% 3/1/2029	900,000	905,137
Verizon Communications Inc 2.355% 3/15/2032	3,000,000	2,651,511
Verizon Communications Inc 2.55% 3/21/2031	1,539,000	1,408,107
Verizon Communications Inc 3.7% 3/22/2061	1,300,000	903,845
Verizon Communications Inc 4.78% 2/15/2035	291,000	288,684
Verizon Communications Inc 5.401% 7/2/2037 (b)	44,000	45,010
Verizon Communications Inc 5.875% 11/30/2055	4,320,000	4,360,167
		12,249,601
Entertainment - 0.2%
Walt Disney Co/The 3.8% 3/22/2030	600,000	596,297
Walt Disney Co/The 4.75% 9/15/2044	320,000	296,337
Walt Disney Co/The 6.65% 11/15/2037	970,000	1,122,001
		2,014,635
Interactive Media & Services - 2.4%
Alphabet Inc 5.45% 11/15/2055	2,972,000	3,021,194
Alphabet Inc 5.7% 11/15/2075	3,000,000	3,085,446
Meta Platforms Inc 4.2% 11/15/2030	1,210,000	1,218,411
Meta Platforms Inc 4.6% 11/15/2032	1,309,000	1,328,568
Meta Platforms Inc 4.875% 11/15/2035	3,010,000	3,042,623
Meta Platforms Inc 5.5% 11/15/2045	3,011,000	3,011,982
Meta Platforms Inc 5.625% 11/15/2055	3,010,000	3,002,375
Meta Platforms Inc 5.75% 11/15/2065	3,010,000	2,997,234
		20,707,833
Media - 2.3%
Charter Communications Operating LLC / Charter Communications Operating Capital 5.25% 4/1/2053	342,000	277,179
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047	120,000	100,657
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063	450,000	362,078
Charter Communications Operating LLC / Charter Communications Operating Capital 5.75% 4/1/2048	1,950,000	1,708,802
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029	1,979,000	2,063,558
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034	4,803,000	5,065,420
Comcast Corp 2.937% 11/1/2056	679,000	394,097
Comcast Corp 2.987% 11/1/2063	2,211,000	1,233,852
Comcast Corp 5.3% 5/15/2035	2,500,000	2,576,584
Discovery Communications LLC 3.95% 3/20/2028	481,000	471,147
TCA Cable TV Inc 1.8% 10/1/2030 (b)	740,000	648,187
Time Warner Cable LLC 5.5% 9/1/2041	3,052,000	2,705,057
Time Warner Cable LLC 5.875% 11/15/2040	2,475,000	2,299,173
Time Warner Cable LLC 7.3% 7/1/2038	500,000	532,272
Warnermedia Holdings Inc 3.755% 3/15/2027	79,000	78,159
		20,516,222
Wireless Telecommunication Services - 0.9%
T-Mobile USA Inc 2.4% 3/15/2029	381,000	360,908
T-Mobile USA Inc 2.7% 3/15/2032	1,382,000	1,246,908
T-Mobile USA Inc 4.95% 11/15/2035	6,000,000	6,032,166
		7,639,982
TOTAL COMMUNICATION SERVICES		63,128,273

Consumer Discretionary - 2.6%
Automobiles - 1.4%
Ford Motor Co 3.25% 2/12/2032	1,400,000	1,229,784
General Motors Co 5.95% 4/1/2049	1,300,000	1,275,699
General Motors Financial Co Inc 3.1% 1/12/2032	1,400,000	1,275,415
General Motors Financial Co Inc 5.55% 7/15/2029	3,500,000	3,628,308
General Motors Financial Co Inc 5.95% 4/4/2034	1,700,000	1,789,384
Stellantis Finance US Inc 2.691% 9/15/2031 (b)	914,000	793,897
Stellantis Finance US Inc 5.75% 3/18/2030 (b)	1,748,000	1,794,980
		11,787,467
Specialty Retail - 1.2%
Advance Auto Parts Inc 1.75% 10/1/2027	2,313,000	2,183,965
Advance Auto Parts Inc 3.9% 4/15/2030	1,000,000	918,948
Home Depot Inc/The 1.375% 3/15/2031	575,000	499,750
Home Depot Inc/The 4.95% 6/25/2034	2,050,000	2,109,777
Lowe's Cos Inc 3.5% 4/1/2051	975,000	692,383
Lowe's Cos Inc 4.85% 10/15/2035	2,150,000	2,145,476
Lowe's Cos Inc 5.625% 4/15/2053	600,000	593,605
O'Reilly Automotive Inc 4.2% 4/1/2030	800,000	799,067
O'Reilly Automotive Inc 4.35% 6/1/2028	75,000	75,617
Ross Stores Inc 1.875% 4/15/2031	600,000	528,302
		10,546,890
TOTAL CONSUMER DISCRETIONARY		22,334,357

Consumer Staples - 1.9%
Beverages - 0.2%
Constellation Brands Inc 2.25% 8/1/2031	1,600,000	1,418,882
Constellation Brands Inc 2.875% 5/1/2030	470,000	442,337
		1,861,219
Consumer Staples Distribution & Retail - 0.5%
Dollar Tree Inc 4.2% 5/15/2028	375,000	374,595
Mars Inc 4.8% 3/1/2030 (b)	544,000	557,263
Mars Inc 5% 3/1/2032 (b)	408,000	421,654
Mars Inc 5.2% 3/1/2035 (b)	2,097,000	2,169,593
Mars Inc 5.65% 5/1/2045 (b)	330,000	337,666
Mars Inc 5.7% 5/1/2055 (b)	658,000	670,727
Mars Inc 5.8% 5/1/2065 (b)	82,000	84,200
		4,615,698
Food Products - 0.3%
Bunge Ltd Finance Corp 4.9% 4/21/2027	1,500,000	1,516,323
Smithfield Foods Inc 3% 10/15/2030 (b)	1,432,000	1,322,597
		2,838,920
Tobacco - 0.9%
Philip Morris International Inc 4% 10/29/2030	1,000,000	991,010
Philip Morris International Inc 4.25% 10/29/2032	1,000,000	986,501
Philip Morris International Inc 4.75% 11/1/2031	1,700,000	1,738,098
Philip Morris International Inc 5.125% 2/15/2030	2,200,000	2,279,863
Philip Morris International Inc 5.75% 11/17/2032	903,000	970,195
		6,965,667
TOTAL CONSUMER STAPLES		16,281,504

Energy - 6.5%
Oil, Gas & Consumable Fuels - 6.5%
Columbia Pipelines Holding Co LLC 5.097% 10/1/2031 (b)	1,470,000	1,498,882
Columbia Pipelines Holding Co LLC 6.042% 8/15/2028 (b)	1,000,000	1,041,263
Columbia Pipelines Operating Co LLC 5.695% 10/1/2054 (b)	1,470,000	1,415,698
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (b)	73,000	77,501
Columbia Pipelines Operating Co LLC 5.962% 2/15/2055 (b)	2,080,000	2,072,465
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (b)	197,000	211,549
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (b)	59,000	63,276
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (b)	106,000	114,370
DCP Midstream Operating LP 5.125% 5/15/2029	2,200,000	2,251,956
Eastern Gas Transmission & Storage Inc 3% 11/15/2029	582,000	556,708
Eastern Gas Transmission & Storage Inc 3.9% 11/15/2049	1,000,000	736,719
Energy Transfer LP 3.75% 5/15/2030	3,554,000	3,467,194
Energy Transfer LP 6% 6/15/2048	800,000	785,411
EQT Corp 5.75% 2/1/2034	2,864,000	3,016,933
Florida Gas Transmission Co LLC 5.75% 7/15/2035 (b)	2,667,000	2,792,519
Gulfstream Natural Gas System LLC 5.6% 7/23/2035 (b)	1,735,000	1,787,968
Hess Corp 4.3% 4/1/2027	2,575,000	2,584,296
Hess Corp 5.8% 4/1/2047	1,135,000	1,184,076
Hess Corp 6% 1/15/2040	575,000	629,567
Marathon Petroleum Corp 4.75% 9/15/2044	300,000	260,735
Occidental Petroleum Corp 5.2% 8/1/2029	438,000	448,911
Occidental Petroleum Corp 5.375% 1/1/2032	555,000	568,205
Occidental Petroleum Corp 5.55% 10/1/2034	4,906,000	4,996,555
ONEOK Inc 3.25% 6/1/2030	500,000	475,670
Ovintiv Inc 5.15% 11/15/2041	136,000	119,296
Ovintiv Inc 8.125% 9/15/2030	409,000	468,671
Plains All American Pipeline LP / PAA Finance Corp 3.8% 9/15/2030	97,000	94,064
Plains All American Pipeline LP / PAA Finance Corp 5.6% 1/15/2036	1,488,000	1,511,880
Plains All American Pipeline LP / PAA Finance Corp 5.7% 9/15/2034	3,920,000	4,064,728
Targa Resources Corp 4.9% 9/15/2030	292,000	297,824
Targa Resources Corp 5.5% 2/15/2035	1,800,000	1,845,459
Targa Resources Corp 5.55% 8/15/2035	2,400,000	2,466,325
Targa Resources Corp 5.65% 2/15/2036	703,000	726,456
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030	25,000	23,926
Transcontinental Gas Pipe Line Co LLC 5.1% 3/15/2036 (b)	2,472,000	2,513,172
Western Gas Partners LP 4.05% 2/1/2030 (e)	4,870,000	4,789,470
Western Gas Partners LP 5.3% 3/1/2048	477,000	414,452
Western Gas Partners LP 6.15% 4/1/2033	735,000	780,175
Western Gas Partners LP 6.35% 1/15/2029	182,000	192,051
Williams Cos Inc/The 3.5% 11/15/2030	913,000	875,797
Williams Cos Inc/The 4.65% 8/15/2032	394,000	396,436
Williams Cos Inc/The 5.3% 8/15/2052	89,000	83,767
Williams Cos Inc/The 6.3% 4/15/2040	2,000,000	2,183,155
		56,885,531
Financials - 23.3%
Banks - 9.8%
Bank of America Corp 2.299% 7/21/2032 (c)	1,500,000	1,345,558
Bank of America Corp 2.676% 6/19/2041 (c)	1,030,000	774,930
Bank of America Corp 2.972% 2/4/2033 (c)	2,500,000	2,298,056
Bank of America Corp 3.483% 3/13/2052 (c)	950,000	704,192
Bank of America Corp 4.271% 7/23/2029 (c)	700,000	704,385
Bank of America Corp 4.571% 4/27/2033 (c)	1,600,000	1,606,618
Bank of America Corp 5.015% 7/22/2033 (c)	2,000,000	2,057,781
Bank of America Corp 5.162% 1/24/2031 (c)	3,200,000	3,319,261
Bank of America Corp 5.202% 4/25/2029 (c)	5,000,000	5,127,692
Bank of America Corp 5.468% 1/23/2035 (c)	1,800,000	1,893,136
Citigroup Inc 4.075% 4/23/2029 (c)	1,600,000	1,599,094
Citigroup Inc 4.45% 9/29/2027	1,200,000	1,205,886
Citigroup Inc 4.91% 5/24/2033 (c)	599,000	610,021
Citizens Financial Group Inc 2.638% 9/30/2032	2,015,000	1,737,484
Citizens Financial Group Inc 5.253% 3/5/2031 (c)	3,000,000	3,075,868
Citizens Financial Group Inc 5.718% 7/23/2032 (c)	828,000	868,435
Citizens Financial Group Inc 6.645% 4/25/2035 (c)	1,173,000	1,291,856
Fifth Third Bancorp 8.25% 3/1/2038	300,000	371,648
Huntington Bancshares Inc/OH 2.487% 8/15/2036 (c)	932,000	807,329
JPMorgan Chase & Co 2.956% 5/13/2031 (c)	104,000	98,189
JPMorgan Chase & Co 3.882% 7/24/2038 (c)	2,725,000	2,481,361
JPMorgan Chase & Co 4.203% 7/23/2029 (c)	600,000	601,886
JPMorgan Chase & Co 4.603% 10/22/2030 (c)	2,144,000	2,179,041
JPMorgan Chase & Co 4.912% 7/25/2033 (c)	3,000,000	3,080,295
JPMorgan Chase & Co 4.946% 10/22/2035 (c)	5,685,000	5,792,094
JPMorgan Chase & Co 5.14% 1/24/2031 (c)	2,000,000	2,074,745
JPMorgan Chase & Co 5.717% 9/14/2033 (c)	2,500,000	2,668,870
Morgan Stanley Private Bank NA 4.465% 11/19/2031 (c)	3,000,000	3,016,408
PNC Financial Services Group Inc/The 5.068% 1/24/2034 (c)	2,200,000	2,261,929
PNC Financial Services Group Inc/The 5.222% 1/29/2031 (c)	1,300,000	1,348,000
PNC Financial Services Group Inc/The 5.575% 1/29/2036 (c)	2,300,000	2,418,773
PNC Financial Services Group Inc/The 5.582% 6/12/2029 (c)	1,220,000	1,264,853
PNC Financial Services Group Inc/The 6.875% 10/20/2034 (c)	1,200,000	1,364,465
Truist Financial Corp 5.122% 1/26/2034 (c)	700,000	714,879
Truist Financial Corp 5.711% 1/24/2035 (c)	2,500,000	2,643,730
US Bancorp 5.775% 6/12/2029 (c)	2,000,000	2,081,187
Wells Fargo & Co 2.393% 6/2/2028 (c)	800,000	780,513
Wells Fargo & Co 4.478% 4/4/2031 (c)	1,000,000	1,010,898
Wells Fargo & Co 5.013% 4/4/2051 (c)	700,000	657,154
Wells Fargo & Co 5.15% 4/23/2031 (c)	2,000,000	2,071,289
Wells Fargo & Co 5.244% 1/24/2031 (c)	928,000	964,278
Wells Fargo & Co 5.389% 4/24/2034 (c)	1,300,000	1,362,801
Wells Fargo & Co 5.499% 1/23/2035 (c)	1,500,000	1,577,286
Wells Fargo & Co 5.557% 7/25/2034 (c)	5,300,000	5,613,697
Wells Fargo & Co 5.574% 7/25/2029 (c)	1,300,000	1,347,330
Wells Fargo & Co 6.491% 10/23/2034 (c)	1,750,000	1,956,937
		84,832,118
Capital Markets - 5.4%
Ares Capital Corp 2.15% 7/15/2026	750,000	738,657
Ares Strategic Income Fund 5.7% 3/15/2028	1,450,000	1,468,835
Ares Strategic Income Fund 6.35% 8/15/2029	1,470,000	1,516,329
Athene Global Funding 1.985% 8/19/2028 (b)	1,355,000	1,269,238
Athene Global Funding 2.5% 3/24/2028 (b)	750,000	716,563
Blackstone Holdings Finance Co LLC 2.8% 9/30/2050 (b)	523,000	327,960
Goldman Sachs Group Inc/The 1.431% 3/9/2027 (c)	1,850,000	1,836,018
Goldman Sachs Group Inc/The 4.223% 5/1/2029 (c)	900,000	901,855
Goldman Sachs Group Inc/The 5.536% 1/28/2036 (c)	3,000,000	3,143,650
HPS Corporate Lending Fund 5.45% 1/14/2028	1,324,000	1,334,172
HPS Corporate Lending Fund 5.45% 11/15/2030 (b)	2,100,000	2,087,785
HPS Corporate Lending Fund 6.75% 1/30/2029	3,142,000	3,275,909
Morgan Stanley 1.794% 2/13/2032 (c)	740,000	652,198
Morgan Stanley 2.239% 7/21/2032 (c)	1,500,000	1,337,807
Morgan Stanley 3.622% 4/1/2031 (c)	6,000,000	5,850,263
Morgan Stanley 4.431% 1/23/2030 (c)	111,000	111,831
Morgan Stanley 4.654% 10/18/2030 (c)	3,200,000	3,247,223
Morgan Stanley 5.164% 4/20/2029 (c)	2,500,000	2,559,508
Morgan Stanley 5.23% 1/15/2031 (c)	1,341,000	1,387,026
Morgan Stanley 5.32% 7/19/2035 (c)	2,800,000	2,907,916
Morgan Stanley 5.424% 7/21/2034 (c)	641,000	671,924
Morgan Stanley 5.449% 7/20/2029 (c)	316,000	326,578
MSCI Inc 5.15% 3/15/2036	2,773,000	2,769,620
MSCI Inc 5.25% 9/1/2035	500,000	505,590
Nasdaq Inc 5.95% 8/15/2053	189,000	197,447
Nasdaq Inc 6.1% 6/28/2063	151,000	158,781
Nuveen LLC 5.55% 1/15/2030 (b)	293,000	306,263
Sammons Financial Group Global Funding 4.95% 6/12/2030 (b)	2,400,000	2,437,902
Sammons Financial Group Global Funding 5.05% 1/10/2028 (b)	3,296,000	3,348,023
		47,392,871
Consumer Finance - 1.4%
Ally Financial Inc 4.75% 6/9/2027	2,100,000	2,111,106
Ally Financial Inc 8% 11/1/2031	204,000	232,148
American Express Co 5.085% 1/30/2031 (c)	449,000	464,328
Capital One Financial Corp 4.1% 2/9/2027	39,000	38,970
Capital One Financial Corp 5.247% 7/26/2030 (c)	662,000	682,215
Capital One Financial Corp 5.468% 2/1/2029 (c)	318,000	326,393
Capital One Financial Corp 6.312% 6/8/2029 (c)	1,250,000	1,312,552
Capital One Financial Corp 7.624% 10/30/2031 (c)	495,000	560,121
Ford Motor Credit Co LLC 3.625% 6/17/2031	200,000	182,920
Ford Motor Credit Co LLC 4.271% 1/9/2027	400,000	398,128
Ford Motor Credit Co LLC 4.95% 5/28/2027	1,850,000	1,854,212
Ford Motor Credit Co LLC 5.875% 11/7/2029	2,000,000	2,046,011
Stellantis Financial Services US Corp 4.95% 9/15/2028 (b)	1,176,000	1,184,512
Stellantis Financial Services US Corp 5.4% 9/15/2030 (b)	973,000	982,029
		12,375,645
Financial Services - 2.7%
Aircastle Ltd / Aircastle Ireland DAC 5% 9/15/2030 (b)	2,060,000	2,083,880
Aircastle Ltd / Aircastle Ireland DAC 5.25% 3/15/2030 (b)	1,250,000	1,279,133
Aon Corp / Aon Global Holdings PLC 2.6% 12/2/2031	404,000	365,394
Aviation Capital Group LLC 6.75% 10/25/2028 (b)	1,300,000	1,380,823
Blackstone Reg Finance Co LLC 5% 12/6/2034	1,000,000	1,007,941
Corebridge Financial Inc 3.65% 4/5/2027	171,000	169,680
Corebridge Financial Inc 4.35% 4/5/2042	45,000	38,754
Equitable Holdings Inc 4.35% 4/20/2028	233,000	233,871
Equitable Holdings Inc 5% 4/20/2048	679,000	614,897
Essent Group Ltd 6.25% 7/1/2029	1,500,000	1,567,887
Fiserv Inc 3.5% 7/1/2029	271,000	262,203
Fiserv Inc 4.55% 2/15/2031	5,100,000	5,061,970
Fiserv Inc 5.25% 8/11/2035	1,300,000	1,304,309
Global Payments Inc 4.5% 11/15/2028	1,972,000	1,978,586
Global Payments Inc 4.875% 11/15/2030	2,200,000	2,205,159
Jackson Financial Inc 5.17% 6/8/2027	181,000	183,027
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3% 5/15/2032	1,570,000	1,419,899
Rexford Industrial Realty LP 2.15% 9/1/2031	599,000	526,438
Sixth Street Lending Partners 6.125% 7/15/2030 (b)	427,000	438,671
Sixth Street Lending Partners 6.5% 3/11/2029	1,751,000	1,820,275
		23,942,797
Insurance - 4.0%
200 Park Funding Trust 5.74% 2/15/2055 (b)	2,100,000	2,115,813
AmFam Holdings Inc 2.805% 3/11/2031 (b)	950,000	833,416
Arthur J Gallagher & Co 5% 2/15/2032	196,000	200,587
Arthur J Gallagher & Co 5.15% 2/15/2035	3,300,000	3,350,714
Arthur J Gallagher & Co 5.55% 2/15/2055	942,000	916,842
Assurant Inc 2.65% 1/15/2032	2,100,000	1,860,332
Assurant Inc 5.55% 2/15/2036	839,000	853,680
Brown & Brown Inc 4.9% 6/23/2030	843,000	854,017
Brown & Brown Inc 5.25% 6/23/2032	976,000	999,272
Brown & Brown Inc 5.55% 6/23/2035	1,091,000	1,121,486
Brown & Brown Inc 6.25% 6/23/2055	1,108,000	1,160,828
Five Corners Funding Trust II 2.85% 5/15/2030 (b)	890,000	839,001
Fortitude Group Holdings LLC 6.25% 4/1/2030 (b)	1,255,000	1,305,966
Guardian Life Insurance Co of America/The 4.85% 1/24/2077 (b)	400,000	336,681
Hartford Insurance Group Inc/The 4.3% 4/15/2043	1,025,000	896,901
Lincoln National Corp 5.35% 11/15/2035	2,100,000	2,107,000
Marsh & McLennan Cos Inc 4.9% 3/15/2049	834,000	764,994
MetLife Inc 5.375% 7/15/2033	2,500,000	2,640,032
New York Life Insurance Co 4.45% 5/15/2069 (b)	54,000	42,840
Pacific LifeCorp 3.35% 9/15/2050 (b)	700,000	493,781
Peachtree Corners Funding Trust II 6.012% 5/15/2035 (b)	4,800,000	5,071,763
Pine Street Trust III 6.223% 5/15/2054 (b)	2,100,000	2,153,771
Prudential Financial Inc 6% 9/1/2052 (c)	672,000	696,426
Reinsurance Group of America Inc 5.75% 9/15/2034	1,700,000	1,776,224
Selective Insurance Group Inc 5.9% 4/15/2035	1,095,000	1,149,912
Symetra Life Insurance Co 6.55% 10/1/2055 (b)	667,000	700,715
		35,242,994
TOTAL FINANCIALS		203,786,425

Health Care - 4.1%
Biotechnology - 0.8%
Amgen Inc 5.25% 3/2/2030	222,000	230,723
Amgen Inc 5.25% 3/2/2033	251,000	261,606
Amgen Inc 5.65% 3/2/2053	818,000	821,820
Amgen Inc 5.75% 3/2/2063	216,000	216,405
Gilead Sciences Inc 5.1% 6/15/2035	2,000,000	2,069,132
Gilead Sciences Inc 5.5% 11/15/2054	1,500,000	1,514,885
Gilead Sciences Inc 5.6% 11/15/2064	1,500,000	1,522,537
		6,637,108
Health Care Equipment & Supplies - 0.1%
Becton Dickinson & Co 2.823% 5/20/2030	750,000	707,565
VSP Optical Group Inc 5.45% 12/1/2035 (b)	271,000	275,130
		982,695
Health Care Providers & Services - 2.8%
Centene Corp 2.5% 3/1/2031	650,000	560,393
Centene Corp 2.625% 8/1/2031	2,645,000	2,266,398
Centene Corp 3% 10/15/2030	1,310,000	1,168,789
Centene Corp 4.25% 12/15/2027	1,025,000	1,012,409
Centene Corp 4.625% 12/15/2029	585,000	565,528
Cigna Group/The 4.375% 10/15/2028	561,000	566,581
Cigna Group/The 4.8% 8/15/2038	1,907,000	1,846,187
Cigna Group/The 4.9% 12/15/2048	7,000	6,349
CommonSpirit Health 4.352% 9/1/2030	520,000	520,642
CommonSpirit Health 4.975% 9/1/2035	543,000	542,294
CVS Health Corp 5% 1/30/2029	202,000	206,671
CVS Health Corp 5.05% 3/25/2048	3,500,000	3,140,251
CVS Health Corp 5.125% 2/21/2030	2,200,000	2,265,015
CVS Health Corp 5.25% 1/30/2031	83,000	85,977
CVS Health Corp 5.3% 6/1/2033	1,900,000	1,966,015
CVS Health Corp 5.875% 6/1/2053	1,000,000	988,019
CVS Health Corp 6.05% 6/1/2054	1,400,000	1,418,942
Sabra Health Care LP 3.2% 12/1/2031	588,000	537,890
Sabra Health Care LP 3.9% 10/15/2029	123,000	120,290
UnitedHealth Group Inc 4.65% 1/15/2031	1,800,000	1,832,388
UnitedHealth Group Inc 4.75% 7/15/2045	950,000	869,254
UnitedHealth Group Inc 5.3% 6/15/2035	848,000	883,709
UnitedHealth Group Inc 5.95% 6/15/2055	1,035,000	1,084,572
		24,454,563
Pharmaceuticals - 0.4%
Bristol-Myers Squibb Co 4.125% 6/15/2039	138,000	127,179
Bristol-Myers Squibb Co 5.1% 2/22/2031	550,000	575,220
Bristol-Myers Squibb Co 5.2% 2/22/2034	1,100,000	1,154,395
Elanco Animal Health Inc 6.65% 8/28/2028 (c)	1,375,000	1,441,182
Perrigo Finance Unlimited Co 4.9% 6/15/2030 (e)	600,000	579,704
		3,877,680
TOTAL HEALTH CARE		35,952,046

Industrials - 3.6%
Aerospace & Defense - 1.9%
Boeing Co 2.196% 2/4/2026	1,200,000	1,195,174
Boeing Co 2.75% 2/1/2026	900,000	897,392
Boeing Co 3.625% 2/1/2031	2,000,000	1,923,002
Boeing Co 3.75% 2/1/2050	1,150,000	853,181
Boeing Co 5.04% 5/1/2027	900,000	908,847
Boeing Co 5.15% 5/1/2030	2,385,000	2,458,173
Boeing Co 5.805% 5/1/2050	500,000	497,926
Boeing Co 6.298% 5/1/2029	161,000	171,232
Boeing Co 6.388% 5/1/2031	122,000	132,738
Boeing Co 6.528% 5/1/2034	1,130,000	1,256,536
Boeing Co 6.858% 5/1/2054	646,000	735,968
Boeing Co 7.008% 5/1/2064	2,135,000	2,444,813
Hexcel Corp 5.875% 2/26/2035	450,000	475,163
Northrop Grumman Corp 4.03% 10/15/2047	1,225,000	1,004,585
RTX Corp 6.4% 3/15/2054	1,000,000	1,119,883
		16,074,613
Building Products - 0.0%
Carrier Global Corp 5.9% 3/15/2034	50,000	54,014
Carrier Global Corp 6.2% 3/15/2054	31,000	34,070
		88,084
Ground Transportation - 0.2%
Burlington Northern Santa Fe LLC 4.7% 9/1/2045	500,000	458,292
Norfolk Southern Corp 5.35% 8/1/2054	950,000	926,135
Uber Technologies Inc 4.15% 1/15/2031	403,000	401,235
Uber Technologies Inc 4.8% 9/15/2035	318,000	317,855
		2,103,517
Industrial Conglomerates - 0.0%
Trane Technologies Financing Ltd 4.5% 3/21/2049	300,000	262,164
Machinery - 0.6%
AGCO Corp 5.8% 3/21/2034	1,188,000	1,243,099
Ingersoll Rand Inc 5.314% 6/15/2031	1,400,000	1,469,916
Ingersoll Rand Inc 5.4% 8/14/2028	629,000	650,968
Ingersoll Rand Inc 5.45% 6/15/2034	1,400,000	1,465,605
Ingersoll Rand Inc 5.7% 8/14/2033	697,000	743,892
		5,573,480
Passenger Airlines - 0.0%
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/2029	104,460	102,072
United Airlines 2019-1 Class A Pass Through Trust 4.55% 2/25/2033	136,673	132,986
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/2029	58,408	56,875
		291,933
Professional Services - 0.8%
Booz Allen Hamilton Inc 5.95% 8/4/2033	1,488,000	1,566,138
Paychex Inc 5.1% 4/15/2030	354,000	363,797
Paychex Inc 5.35% 4/15/2032	1,803,000	1,875,080
Paychex Inc 5.6% 4/15/2035	1,498,000	1,573,646
Verisk Analytics Inc 4.5% 8/15/2030	202,000	203,636
Verisk Analytics Inc 5.125% 2/15/2036	454,000	460,504
		6,042,801
Trading Companies & Distributors - 0.1%
Ferguson Enterprises Inc 5% 10/3/2034	1,236,000	1,253,988
TOTAL INDUSTRIALS		31,690,580

Information Technology - 7.1%
Electronic Equipment, Instruments & Components - 2.3%
Amphenol Corp 4.125% 11/15/2030	2,200,000	2,195,622
Amphenol Corp 4.4% 2/15/2033	2,200,000	2,190,543
Amphenol Corp 5.25% 4/5/2034	937,000	981,497
Dell International LLC / EMC Corp 3.45% 12/15/2051	253,000	176,097
Dell International LLC / EMC Corp 4.15% 2/15/2029	1,530,000	1,527,925
Dell International LLC / EMC Corp 4.35% 2/1/2030	2,100,000	2,101,053
Dell International LLC / EMC Corp 4.5% 2/15/2031	2,500,000	2,500,225
Dell International LLC / EMC Corp 4.75% 10/6/2032	529,000	530,413
Dell International LLC / EMC Corp 5.1% 2/15/2036	2,500,000	2,496,636
Dell International LLC / EMC Corp 6.2% 7/15/2030	950,000	1,017,639
Vontier Corp 1.8% 4/1/2026	3,000,000	2,972,866
Vontier Corp 2.95% 4/1/2031	1,169,000	1,069,404
		19,759,920
IT Services - 0.4%
CDW LLC / CDW Finance Corp 2.67% 12/1/2026	1,054,000	1,036,863
CDW LLC / CDW Finance Corp 5.1% 3/1/2030	589,000	601,635
CDW LLC / CDW Finance Corp 5.55% 8/22/2034	1,800,000	1,851,801
		3,490,299
Semiconductors & Semiconductor Equipment - 2.9%
Broadcom Inc 1.95% 2/15/2028	854,000	818,893
Broadcom Inc 2.45% 2/15/2031	460,000	422,850
Broadcom Inc 2.6% 2/15/2033	1,617,000	1,437,512
Broadcom Inc 3.469% 4/15/2034	1,500,000	1,383,774
Broadcom Inc 3.5% 2/15/2041	371,000	308,312
Broadcom Inc 3.75% 2/15/2051	174,000	135,113
Broadcom Inc 4.6% 7/15/2030	2,900,000	2,955,332
Broadcom Inc 4.8% 2/15/2036	1,700,000	1,703,997
Broadcom Inc 4.9% 7/15/2032	2,900,000	2,983,946
Broadcom Inc 5.05% 7/12/2029	1,105,000	1,141,819
Broadcom Inc 5.15% 11/15/2031	1,800,000	1,878,239
Micron Technology Inc 2.703% 4/15/2032	1,100,000	986,356
Micron Technology Inc 5.3% 1/15/2031	1,556,000	1,613,032
Micron Technology Inc 5.65% 11/1/2032	1,500,000	1,578,794
Micron Technology Inc 5.8% 1/15/2035	2,600,000	2,750,625
Micron Technology Inc 6.05% 11/1/2035	1,500,000	1,609,804
NVIDIA Corp 3.7% 4/1/2060	1,050,000	800,109
		24,508,507
Software - 1.5%
Oracle Corp 2.3% 3/25/2028	529,000	504,641
Oracle Corp 2.875% 3/25/2031	1,300,000	1,178,750
Oracle Corp 3.95% 3/25/2051	1,880,000	1,308,268
Oracle Corp 4% 11/15/2047	375,000	272,587
Oracle Corp 4.45% 9/26/2030	300,000	295,612
Oracle Corp 4.8% 9/26/2032	500,000	491,552
Oracle Corp 5.2% 9/26/2035	455,000	445,850
Oracle Corp 5.875% 9/26/2045	1,151,000	1,085,297
Oracle Corp 5.95% 9/26/2055	1,222,000	1,145,058
Oracle Corp 6.1% 9/26/2065	1,232,000	1,147,324
Roper Technologies Inc 2% 6/30/2030	2,035,000	1,839,678
Roper Technologies Inc 4.45% 9/15/2030	376,000	378,099
Roper Technologies Inc 5.1% 9/15/2035	3,304,000	3,353,490
		13,446,206
Technology Hardware, Storage & Peripherals - 0.0%
Apple Inc 2.8% 2/8/2061	700,000	423,994
TOTAL INFORMATION TECHNOLOGY		61,628,926

Materials - 0.6%
Chemicals - 0.4%
Celanese US Holdings LLC 6.665% 7/15/2027 (c)	1,273,000	1,310,098
International Flavors & Fragrances Inc 1.832% 10/15/2027 (b)	475,000	454,069
International Flavors & Fragrances Inc 5% 9/26/2048	518,000	463,071
Sherwin-Williams Co/The 4.5% 6/1/2047	375,000	325,451
Westlake Corp 3.375% 6/15/2030	900,000	857,389
		3,410,078
Construction Materials - 0.2%
CRH America Finance Inc 4.4% 2/9/2031	2,100,000	2,104,750
Containers & Packaging - 0.0%
Avery Dennison Corp 4.875% 12/6/2028	50,000	51,040
TOTAL MATERIALS		5,565,868

Real Estate - 6.3%
Diversified REITs - 1.4%
GLP Capital LP / GLP Financing II Inc 5.625% 9/15/2034	2,763,000	2,798,433
Piedmont Operating Partnership LP 2.75% 4/1/2032	86,000	73,775
Piedmont Operating Partnership LP 5.625% 1/15/2033	2,600,000	2,619,469
Piedmont Operating Partnership LP 6.875% 7/15/2029	265,000	281,611
Store Capital LLC 2.7% 12/1/2031	1,675,000	1,480,495
VICI Properties LP 4.75% 2/15/2028	378,000	381,848
VICI Properties LP 4.95% 2/15/2030	1,100,000	1,113,126
VICI Properties LP 5.125% 11/15/2031	1,200,000	1,216,843
VICI Properties LP 5.125% 5/15/2032	1,615,000	1,628,914
VICI Properties LP 5.75% 4/1/2034	69,000	71,608
Vornado Realty LP 2.15% 6/1/2026	103,000	101,621
WP Carey Inc 2.4% 2/1/2031	348,000	313,269
WP Carey Inc 4.25% 10/1/2026	450,000	450,496
		12,531,508
Health Care REITs - 1.4%
Alexandria Real Estate Equities Inc 1.875% 2/1/2033	950,000	781,400
Healthpeak OP LLC 4.75% 1/15/2033	2,451,000	2,449,090
National Health Investors Inc 5.35% 2/1/2033	720,000	716,688
Omega Healthcare Investors Inc 3.25% 4/15/2033	2,278,000	2,031,090
Omega Healthcare Investors Inc 3.375% 2/1/2031	1,402,000	1,308,898
Omega Healthcare Investors Inc 4.5% 4/1/2027	1,000,000	1,003,403
Ventas Realty LP 2.5% 9/1/2031	729,000	656,915
Ventas Realty LP 5% 1/15/2035	2,000,000	2,011,039
Ventas Realty LP 5.1% 7/15/2032	750,000	771,058
Welltower OP LLC 4.125% 3/15/2029	675,000	676,626
		12,406,207
Office REITs - 1.2%
COPT Defense Properties LP 2% 1/15/2029	904,000	842,591
COPT Defense Properties LP 2.25% 3/15/2026	52,000	51,670
COPT Defense Properties LP 2.75% 4/15/2031	414,000	376,709
COPT Defense Properties LP 2.9% 12/1/2033	3,626,000	3,108,696
COPT Defense Properties LP 4.5% 10/15/2030	80,000	79,675
Hudson Pacific Properties LP 3.95% 11/1/2027	3,400,000	3,242,441
Hudson Pacific Properties LP 5.95% 2/15/2028	1,900,000	1,854,029
Kilroy Realty LP 5.875% 10/15/2035	789,000	800,388
		10,356,199
Real Estate Management & Development - 0.3%
Extra Space Storage LP 4.95% 1/15/2033	1,144,000	1,157,810
Tanger Properties LP 2.75% 9/1/2031	596,000	540,069
Tanger Properties LP 3.125% 9/1/2026	497,000	492,678
		2,190,557
Residential REITs - 1.0%
American Homes 4 Rent LP 5.5% 7/15/2034	584,000	606,870
Invitation Homes Operating Partnership LP 2% 8/15/2031	600,000	522,915
Invitation Homes Operating Partnership LP 4.15% 4/15/2032	269,000	261,242
Invitation Homes Operating Partnership LP 4.875% 2/1/2035	3,333,000	3,313,739
Invitation Homes Operating Partnership LP 4.95% 1/15/2033	1,056,000	1,068,799
Sun Communities Operating LP 2.3% 11/1/2028	97,000	92,209
Sun Communities Operating LP 2.7% 7/15/2031	250,000	227,988
Sun Communities Operating LP 4.2% 4/15/2032	1,800,000	1,757,467
UDR Inc 2.1% 8/1/2032	939,000	806,396
		8,657,625
Retail REITs - 1.0%
Agree LP 2% 6/15/2028	2,100,000	1,999,577
Agree LP 4.8% 10/1/2032	1,065,000	1,080,396
Agree LP 5.6% 6/15/2035	513,000	540,481
Agree LP 5.625% 6/15/2034	1,400,000	1,470,975
Brixmor Operating Partnership LP 2.25% 4/1/2028	410,000	393,078
Brixmor Operating Partnership LP 4.05% 7/1/2030	148,000	146,066
Brixmor Operating Partnership LP 4.85% 2/15/2033	705,000	707,267
Kite Realty Group LP 5.5% 3/1/2034	90,000	93,491
Kite Realty Group Trust 4.75% 9/15/2030	277,000	279,757
NNN REIT Inc 5.6% 10/15/2033	1,900,000	1,999,311
Phillips Edison Grocery Center Operating Partnership I LP 4.95% 1/15/2035	263,000	261,201
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034	92,000	96,783
Realty Income Corp 2.85% 12/15/2032	30,000	27,002
Realty Income Corp 3.25% 1/15/2031	30,000	28,537
		9,123,922
TOTAL REAL ESTATE		55,266,018

Utilities - 9.5%
Electric Utilities - 6.2%
AEP Texas Inc 5.7% 5/15/2034	387,000	405,728
AEP Texas Inc 5.85% 10/15/2055	2,436,000	2,428,005
Alabama Power Co 3.05% 3/15/2032	380,000	353,482
Alabama Power Co 5.1% 4/2/2035	682,000	700,468
American Transmission Systems Inc 2.65% 1/15/2032 (b)	1,148,000	1,038,061
Cleco Corporate Holdings LLC 3.743% 5/1/2026	2,790,000	2,779,499
Cleco Corporate Holdings LLC 4.973% 5/1/2046	750,000	658,142
Cleco Power LLC 5.3% 1/15/2036 (b)	1,765,000	1,790,441
Consolidated Edison Co of New York Inc 5.125% 3/15/2035	4,500,000	4,625,596
Consolidated Edison Co of New York Inc 5.2% 3/1/2033	1,300,000	1,362,383
Consolidated Edison Co of New York Inc 5.5% 3/15/2055	1,500,000	1,485,970
Duke Energy Carolinas LLC 6.1% 6/1/2037	3,000,000	3,275,209
Duke Energy Corp 2.45% 6/1/2030	70,000	64,918
Duke Energy Corp 4.5% 8/15/2032	1,240,000	1,240,841
Duke Energy Corp 5% 8/15/2052	3,150,000	2,842,171
Duke Energy Ohio Inc 5.25% 4/1/2033	2,500,000	2,612,464
Duquesne Light Holdings Inc 2.532% 10/1/2030 (b)	293,000	266,047
Duquesne Light Holdings Inc 2.775% 1/7/2032 (b)	266,000	237,582
Duquesne Light Holdings Inc 3.616% 8/1/2027 (b)	1,810,000	1,781,633
Entergy Corp 2.8% 6/15/2030	72,000	67,566
Exelon Corp 3.35% 3/15/2032	1,602,000	1,503,082
Exelon Corp 4.1% 3/15/2052	76,000	59,306
Exelon Corp 4.7% 4/15/2050	800,000	696,284
Exelon Corp 5.1% 6/15/2045	370,000	347,656
Exelon Corp 5.45% 3/15/2034	1,400,000	1,465,686
Exelon Corp 5.6% 3/15/2053	1,400,000	1,381,369
FirstEnergy Corp 2.25% 9/1/2030	534,000	483,975
FirstEnergy Corp 2.65% 3/1/2030	2,150,000	1,998,707
FirstEnergy Corp 3.4% 3/1/2050	1,900,000	1,332,846
FirstEnergy Corp 3.9% 7/15/2027 (e)	900,000	895,292
FirstEnergy Transmission LLC 4.75% 1/15/2033 (b)	1,553,000	1,560,663
Georgia Power Co 5.25% 3/15/2034	1,400,000	1,453,164
IPALCO Enterprises Inc 5.75% 4/1/2034	600,000	614,007
ITC Holdings Corp 5.65% 5/9/2034 (b)	2,000,000	2,096,138
Monongahela Power Co 5.85% 2/15/2034 (b)	875,000	932,214
Ohio Edison Co 4.95% 12/15/2029 (b)	808,000	830,092
Pacific Gas and Electric Co 5.9% 10/1/2054	852,000	833,126
Pinnacle West Capital Corp 4.9% 5/15/2028	351,000	357,026
Pinnacle West Capital Corp 5.15% 5/15/2030	375,000	387,669
PPL Capital Funding Inc 5.25% 9/1/2034	1,250,000	1,287,733
Southern Co/The 4.4% 7/1/2046	700,000	599,535
Southern Co/The 4.85% 3/15/2035	1,700,000	1,693,235
Southern Co/The 5.7% 3/15/2034	380,000	401,352
Virginia Electric and Power Co 5.55% 8/15/2054	396,000	392,237
		53,618,600
Gas Utilities - 0.7%
Eastern Energy Gas Holdings LLC 5.8% 1/15/2035	2,000,000	2,117,913
Southern Co Gas Capital Corp 4.4% 5/30/2047	625,000	529,557
Southern Co Gas Capital Corp 5.1% 9/15/2035	1,468,000	1,485,547
Southern Co Gas Capital Corp 5.75% 9/15/2033	1,800,000	1,917,693
		6,050,710
Independent Power and Renewable Electricity Producers - 0.8%
AES Corp/The 1.375% 1/15/2026	290,000	288,484
AES Corp/The 2.45% 1/15/2031	4,555,000	4,132,402
AES Corp/The 3.95% 7/15/2030 (b)	593,000	578,344
Southern Power Co 4.25% 10/1/2030	788,000	786,711
Southern Power Co 4.9% 10/1/2035	1,511,000	1,501,539
		7,287,480
Multi-Utilities - 1.8%
Berkshire Hathaway Energy Co 4.6% 5/1/2053	2,000,000	1,714,457
NiSource Inc 2.95% 9/1/2029	229,000	219,631
NiSource Inc 3.6% 5/1/2030	950,000	923,985
NiSource Inc 4.375% 5/15/2047	650,000	548,783
NiSource Inc 4.8% 2/15/2044	500,000	454,577
NiSource Inc 5.25% 3/30/2028	4,295,000	4,406,374
Puget Energy Inc 2.379% 6/15/2028	2,000,000	1,910,615
Puget Energy Inc 4.1% 6/15/2030	1,023,000	1,001,848
Puget Energy Inc 4.224% 3/15/2032	1,344,000	1,290,405
Puget Energy Inc 5.725% 3/15/2035	2,042,000	2,106,474
Sempra 3.8% 2/1/2038	1,500,000	1,298,092
		15,875,241
TOTAL UTILITIES		82,832,031

TOTAL UNITED STATES		635,351,559
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $780,288,493)		772,928,985

Preferred Securities - 0.2%
	Principal Amount (a)	Value ($)
CANADA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Enbridge Inc 5.75% 7/15/2080 (c)	753,000	777,363
SWITZERLAND - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
UBS Group AG 4.875% (b)(c)(f)	950,000	950,896
TOTAL PREFERRED SECURITIES (Cost $1,705,128)		1,728,259

U.S. Treasury Obligations - 7.4%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.875% 2/15/2041	2.05 to 2.19	2,943,000	2,097,002
US Treasury Bonds 2% 11/15/2041	1.86	2,000,000	1,424,141
US Treasury Bonds 4.625% 11/15/2055	4.67	4,000,000	3,971,250
US Treasury Bonds 4.75% 5/15/2055	4.97	460,000	465,534
US Treasury Bonds 4.75% 8/15/2055	4.66 to 4.98	54,516,000	55,197,450
US Treasury Bonds 4.875% 8/15/2045	4.53 to 4.56	1,702,000	1,755,188
TOTAL U.S. TREASURY OBLIGATIONS (Cost $64,602,470)			64,910,565

Money Market Funds - 2.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h) (Cost $19,247,389)	4.02	19,243,550	19,247,398

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $878,055,963)	871,021,526
NET OTHER ASSETS (LIABILITIES) - 0.3%	2,692,698
NET ASSETS - 100.0%	873,714,224

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $152,085,393 or 17.4% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Security is perpetual in nature with no stated maturity date.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	43,403,013	63,966,843	88,122,925	289,512	467	-	19,247,398	19,243,550	0.0%
Total	43,403,013	63,966,843	88,122,925	289,512	467	-	19,247,398

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations, Foreign Government and Government Agency Obligations, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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